Condensed Financial Information (Parent Company) (Condensed Statements of Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Premiums	$ 1,180	$ 1,637	$ 1,451
Universal life and investment-type product policy fees	3,097	3,293	3,610
Net investment income	3,111	3,001	2,984
Other revenues	709	433	520
Gain (Loss) on Investments	(67)	5	(489)
Gain (Loss) on Derivative Instruments, Net, Pretax	(5,770)	(497)	294
Revenues	2,260	7,872	8,370
Net policyholder benefits and claims	3,738	3,087	3,198
Interest credited to policyholder account balances	1,131	1,224	1,245
Goodwill impairment	381	0	33
Amortization of DAC and VOBA Charged to Other Expenses	(225)	673	1,069
Operating Expenses	1,700	1,723	1,757
Benefits, Losses and Expenses	6,725	6,707	7,302
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(4,465)	1,165	1,068
Income Tax Expense (Benefit)	(1,690)	247	261
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(3,121)	(110)	2,459
Parent Company
Condensed Income Statements, Captions [Line Items]
Premiums	921	1,433	1,126
Universal life and investment-type product policy fees	2,696	2,940	3,193
Income (Loss) from Subsidiaries, before Tax	157	144	(102)
Net investment income	2,680	2,550	2,530
Other revenues	760	504	524
Gain (Loss) on Investments	(2)	20	(52)
Gain (Loss) on Derivative Instruments, Net, Pretax	(5,878)	(424)	(261)
Revenues	1,334	7,167	6,958
Net policyholder benefits and claims	2,984	2,696	2,621
Interest credited to policyholder account balances	957	1,037	1,062
Goodwill impairment	381	0	33
Amortization of DAC and VOBA Charged to Other Expenses	(172)	595	384
Operating Expenses	1,733	1,710	1,707
Benefits, Losses and Expenses	5,883	6,038	5,807
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(4,549)	1,129	1,151
Income Tax Expense (Benefit)	(1,774)	211	344
Net Income (Loss) Attributable to Parent	(2,775)	918	807
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ (3,121)	$ (110)	$ 2,459